Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Provision for Income Taxes

The components of the provision for income taxes for the years ended December 31, 2010, 2011 and 2012 are as follows (dollars in thousands):

	2010	2011	2012
Current:
Federal	$—	$—	$(1,667)
State	(130)	(330)	(635)

	$(130)	$(330)	$(2,302)

Deferred:
Federal	1,404	17,854	(4,757)
State	(70)	2,344	(67)

	1,334	20,198	(4,824)

Total (provision) benefit for income taxes	$1,204	$19,868	$(7,126)

Deferred Tax Assets (Liabilities)

Deferred tax assets (liabilities) as of December 31, 2011 and 2012 consist of the following (dollars in thousands):

	2011	2012
Deferred tax assets:
Current:
Accruals and reserves	$1,291	$1,985
Net operating loss carryforwards	—	9,870

Deferred tax assets-current	1,291	11,855

Noncurrent:
Net operating loss carryforwards	17,139	4,255
Stock-based compensation	3,534	3,827
R&D and other credits	1,261	1,532
Property and equipment	1,000	286
Reserves-noncurrent	525	290

Deferred tax assets-noncurrent	23,459	10,190

Gross deferred tax assets	24,750	22,045

Deferred tax liabilities:
Noncurrent
Intangibles	(4,065)	(9,540)
Goodwill	(2,416)	(3,100)

Gross deferred tax liabilities	(6,481)	(12,640)

Net deferred tax assets and liabilities:
Net deferred tax assets-current	1,291	11,855
Net deferred tax assets (liabilities)	16,978	(2,450)

Total net deferred tax assets	$18,269	$9,405

Reconciliation of Statutory Federal Income Tax Rate to Company's Effective Tax Rate

Reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2010, 2011 and 2012:

Tax provision (benefit) at U.S. statutory rate	(34)%	34%	35%
State income taxes, net of federal benefit	4	4	3
Warrants	31	(1)	—
Permanent items	—	8	4
R&D credits	—	(1)	—
Change in valuation allowance	(8)	(193)	—
Other	—	1	(2)

Provision (benefit) for tax	(7)%	(148)%	40%

Reconciliation of Beginning Ending Balances of Gross Unrecognized Tax Benefits

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

	Year Ended December 31,
	2010	2011	2012
	(In thousands)
Balance, beginning of year	$1,630	$1,994	$2,321
Increase in tax positions for prior years	117	24	15
Decrease in tax positions for prior years	—	—	—
Settlements	—	—	—
Lapse in statute of limitations	—	—	—
Increase in tax positions for current year	247	303	142

Balance, end of year	$1,994	$2,321	$2,478